UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total: $278,860
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     4955 226855.000 SH     Sole               226855.000
AT&T Inc.                      COM              00206R102     1698 65717.000 SH      Sole                65717.000
Abbott Laboratories            COM              002824100     1186 22509.000 SH      Sole                22509.000
Accenture Ltd.                 COM              G1151C101      911 21705.000 SH      Sole                21705.000
Air Products & Chemicals       COM              009158106      863 11665.000 SH      Sole                11665.000
Anadarko Pete Corp.            COM              032511107      452 6212.646 SH       Sole                 6212.646
Apache Corp.                   COM              037411105      221 2174.000 SH       Sole                 2174.000
Apple Computer                 COM              037833100     3154 13420.000 SH      Sole                13420.000
Automatic Data Processing      COM              053015103     1540 34619.000 SH      Sole                34619.000
BHP Billiton Ltd.              COM              088606108     1892 23555.000 SH      Sole                23555.000
BP P.L.C. ADR                  COM              055622104      289 5064.001 SH       Sole                 5064.001
Baker Hughes Inc               COM              057224107     3228 68915.000 SH      Sole                68915.000
Bank of America Corp.          COM              060505104     4995 279811.000 SH     Sole               279811.000
Baxter International Inc.      COM              071813109     4483 77030.000 SH      Sole                77030.000
Becton Dickinson & Co.         COM              075887109     6858 87113.000 SH      Sole                87113.000
Bristol-Myers Squibb           COM              110122108      254 9495.000 SH       Sole                 9495.000
Buckle Inc                     COM              118440106      808 21985.000 SH      Sole                21985.000
CR Bard Inc.                   COM              067383109     5275 60895.000 SH      Sole                60895.000
CVS Caremark Corp.             COM              126650100     5632 154057.000 SH     Sole               154057.000
Chevron Corp.                  COM              166764100     2274 29983.000 SH      Sole                29983.000
Chubb Corp.                    COM              171232101      852 16435.000 SH      Sole                16435.000
Cisco Systems Inc.             COM              17275R102     3133 120350.000 SH     Sole               120350.000
Citigroup, Inc.                COM              172967101       69 17000.000 SH      Sole                17000.000
Clorox Corp.                   COM              189054109     1295 20189.000 SH      Sole                20189.000
Coca Cola Co.                  COM              191216100     1521 27655.000 SH      Sole                27655.000
Colgate Palmolive Co.          COM              194162103     7726 90616.000 SH      Sole                90616.000
ConocoPhillips                 COM              20825C104     4916 96073.000 SH      Sole                96073.000
Corning Inc.                   COM              219350105     6667 329900.000 SH     Sole               329900.000
Deere & Co.                    COM              244199105     2125 35745.000 SH      Sole                35745.000
Dell Inc.                      COM              24702R101     3378 224875.000 SH     Sole               224875.000
Diamond Offshore Drilling      COM              25271C102     1436 16170.000 SH      Sole                16170.000
DuPont de Nemours              COM              263534109     4227 113520.000 SH     Sole               113520.000
Duke Energy Co.                COM              26441C105      784 48010.000 SH      Sole                48010.000
Eastern Insurance Holdings, In COM              276534104      716 70618.778 SH      Sole                70618.778
Eaton Corp.                    COM              278058102     1201 15852.000 SH      Sole                15852.000
Eaton Vance Corp               COM              278265103     1129 33670.000 SH      Sole                33670.000
Emerson Electric Co.           COM              291011104     1050 20855.000 SH      Sole                20855.000
Exelon Corp.                   COM              30161N101      195 4449.000 SH       Sole                 4449.000
Exxon Mobil Corp.              COM              30231G102     6635 99051.997 SH      Sole                99051.997
Family Dollar Stores, Inc.     COM              307000109     1549 42305.000 SH      Sole                42305.000
Ford Motor                     COM              345370860      133 10600.000 SH      Sole                10600.000
General Dynamics               COM              369550108     3417 44265.000 SH      Sole                44265.000
General Electric Co.           COM              369604103     4204 230993.000 SH     Sole               230993.000
Goldcorp Inc.                  COM              380956409     3311 88955.000 SH      Sole                88955.000
Goldman Sachs Group Inc.       COM              38141G104      222 1301.003 SH       Sole                 1301.003
Google, Inc.                   COM              38259P508      496  875.000 SH       Sole                  875.000
HJ Heinz                       COM              423074103      647 14180.000 SH      Sole                14180.000
Harris Corp.                   COM              413875105     6336 133412.000 SH     Sole               133412.000
Harsco Corp.                   COM              415864107     1293 40475.000 SH      Sole                40475.000
Hasbro Inc.                    COM              418056107     1216 31760.000 SH      Sole                31760.000
Hess Corp                      COM              42809H107     3626 57975.000 SH      Sole                57975.000
Hewlett Packard Company        COM              428236103     5119 96305.000 SH      Sole                96305.000
Honeywell International Inc.   COM              438516106     1215 26840.000 SH      Sole                26840.000
ITT Corporation                COM              450911102     4865 90756.000 SH      Sole                90756.000
Illinois Tool Works            COM              452308109     4116 86905.000 SH      Sole                86905.000
Intel Corp.                    COM              458140100     4888 219311.000 SH     Sole               219311.000
International Business Machine COM              459200101     3195 24909.000 SH      Sole                24909.000
Intl. Flavors & Fragrances Inc COM              459506101      947 19865.000 SH      Sole                19865.000
Intuitive Surgical Inc.        COM              46120E602      522 1500.000 SH       Sole                 1500.000
Johnson & Johnson              COM              478160104     7586 116353.000 SH     Sole               116353.000
Johnson Controls Inc.          COM              478366107     5367 162700.000 SH     Sole               162700.000
KeyCorp                        COM              493267108      147 18923.000 SH      Sole                18923.000
Kimberly-Clark Corp.           COM              494368103     1257 19985.000 SH      Sole                19985.000
Linear Technology Corp.        COM              535678106     1044 36965.000 SH      Sole                36965.000
Lockheed Martin Corp.          COM              539830109      865 10390.000 SH      Sole                10390.000
Lowe's Cos.                    COM              548661107     3527 145483.000 SH     Sole               145483.000
M&T Bank Corp.                 COM              55261F104     2295 28911.000 SH      Sole                28911.000
Marathon Oil Corporation       COM              565849106     5558 175665.000 SH     Sole               175665.000
McDonalds Corp.                COM              580135101     1302 19510.000 SH      Sole                19510.000
Microsoft Corp.                COM              594918104     5783 197441.000 SH     Sole               197441.000
Morgan Stanley                 COM              617446448     3767 128605.000 SH     Sole               128605.000
Nike Inc.                      COM              654106103     4158 56575.000 SH      Sole                56575.000
Nokia Corp ADR                 COM              654902204     4643 298807.000 SH     Sole               298807.000
Northern Trust Corporation     COM              665859104     2453 44395.000 SH      Sole                44395.000
Northrop Grumman Corp.         COM              666807102     1210 18460.000 SH      Sole                18460.000
Novartis AG ADR                COM              66987V109      987 18250.000 SH      Sole                18250.000
Oracle Corp.                   COM              68389X105      221 8590.000 SH       Sole                 8590.000
PPG Industries Inc.            COM              693506107     1194 18250.000 SH      Sole                18250.000
Parker-Hannifin Co.            COM              701094104     4560 70438.000 SH      Sole                70438.000
Pepsico Inc.                   COM              713448108     7128 107733.000 SH     Sole               107733.000
Procter & Gamble Co.           COM              742718109      630 9950.000 SH       Sole                 9950.000
QUALCOMM, Inc.                 COM              747525103     3774 89950.000 SH      Sole                89950.000
Rayonier Inc.                  COM              754907103      788 17344.000 SH      Sole                17344.000
Raytheon Co.                   COM              755111507     1181 20680.000 SH      Sole                20680.000
Rome Bancorp Inc. New          COM              77587P103      100 11722.000 SH      Sole                11722.000
Roper Industries Inc.          COM              776696106     3693 63840.000 SH      Sole                63840.000
Southern Company               COM              842587107     1149 34657.000 SH      Sole                34657.000
Stereotaxis Inc.               COM              85916J102      100 20000.000 SH      Sole                20000.000
Synovus Financial Corp.        COM              87161C105       49 15000.000 SH      Sole                15000.000
T. Rowe Price Group Inc.       COM              74144T108     6880 125157.000 SH     Sole               125157.000
Teva Pharmaceutical ADR        COM              881624209     7839 124270.000 SH     Sole               124270.000
The Bank of New York Mellon Co COM              064058100     1338 43345.000 SH      Sole                43345.000
The TJX Companies, Inc.        COM              872540109     4002 94115.000 SH      Sole                94115.000
Total ADR                      COM              89151E109     1752 30190.000 SH      Sole                30190.000
Tupperware Brands Corporation  COM              899896104     3600 74660.000 SH      Sole                74660.000
UDR Inc.                       COM              902653104     1098 62239.007 SH      Sole                62239.007
Unilever PLC ADR               COM              904767704      930 31761.000 SH      Sole                31761.000
United Technologies Corp.      COM              913017109      337 4575.000 SH       Sole                 4575.000
VF Corp.                       COM              918204108     1272 15875.000 SH      Sole                15875.000
Verizon Communications Inc.    COM              92343V104     1388 44744.000 SH      Sole                44744.000
Visa Inc.                      COM              92826C839     4238 46560.000 SH      Sole                46560.000
Wal-Mart Stores                COM              931142103      236 4250.000 SH       Sole                 4250.000
Walt Disney Co.                COM              254687106      244 6983.000 SH       Sole                 6983.000
Waste Management Inc.          COM              94106L109     1083 31450.000 SH      Sole                31450.000
Yum Brands Inc.                COM              988498101     4324 112804.000 SH     Sole               112804.000
S&P 500 Depository Receipt     ETF              78462F103     1484 12685.000 SH      Sole                12685.000
SPDR KBW Bank                  ETF              78464A797     2573 99700.000 SH      Sole                99700.000
SPDR S&P Metals & Mining       ETF              78464A755      392 6902.000 SH       Sole                 6902.000
iShares MSCI Emerging Markets  ETF              464287234     2190 51995.000 SH      Sole                51995.000
iShares MSCI Germany Index     ETF              464286806     2607 119190.000 SH     Sole               119190.000
iShares Russell 1000 Growth In ETF              464287614      512 9850.000 SH       Sole                 9850.000
iShares S&P Global Technology  ETF              464287291      220 3800.000 SH       Sole                 3800.000
Cohen & Steers Realty Funds                     192476109      167 3249.602 SH       Sole                 3249.602
Vanguard International Explore                  921946208      302 21026.471 SH      Sole                21026.471